Concentration of Risk (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Concentration of Risk [Line Items]
Cash (in Dollars)		$ 20,903
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		19.23%		27.55%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		19.55%		33.40%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		77.22%		42.68%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		78.26%		66.60%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			[1]	29.77%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	[1]
Customer Concentration Risk [Member] | Customer A One [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		96.45%
Customer Concentration Risk [Member] | Customer B One [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk				70.23%
Customer Concentration Risk [Member] | Customer A Two [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		97.81%
Customer Concentration Risk [Member] | Customer B Two [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk				100.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		65.83%		41.37%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		73.77%		18.58%
Supplier Concentration Risk [Member] | Supplier B [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			[2]	17.25%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			[2]	42.54%
Supplier Concentration Risk [Member] | Supplier C [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			[2]	10.74%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	[2]
Supplier Concentration Risk [Member] | Supplier D [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	[2]
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			[2]	10.75%
Supplier Concentration Risk [Member] | Supplier E [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	[2]
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			[2]	10.42%
Supplier Concentration Risk [Member] | Supplier G [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		13.14%			[2]
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		11.01%			[2]

[1]	Indicates below 10%.
[2]	Indicates below 10%.